American Funds Global Balanced FundSM
Investment portfolio
July 31, 2021
unaudited
Common stocks 67.66% Information technology 10.96%	Shares	Value (000)
Broadcom, Inc.	1,684,893	$817,847
Microsoft Corp.	2,179,200	620,876
Atlassian Corp. PLC, Class A1	815,586	265,163
Mastercard, Inc., Class A	467,300	180,350
Taiwan Semiconductor Manufacturing Company, Ltd.	8,422,200	174,678
ASML Holding NV	195,000	147,813
GlobalWafers Co., Ltd.	4,500,000	136,295
Adobe, Inc.[1]	178,170	110,756
NXP Semiconductors NV	464,000	95,765
ServiceNow, Inc.[1]	140,000	82,305
Accenture PLC, Class A	190,700	60,582
Cognizant Technology Solutions Corp., Class A	453,800	33,368
Micron Technology, Inc.[1]	421,300	32,684
		2,758,482
Financials 10.27%
Tradeweb Markets, Inc., Class A	2,857,692	247,848
JPMorgan Chase & Co.	1,413,313	214,513
DNB Bank ASA[1]	9,525,723	195,210
Toronto-Dominion Bank (CAD denominated)	2,373,100	157,782
B3 SA-Brasil, Bolsa, Balcao	51,912,840	152,003
Zurich Insurance Group AG	324,055	130,860
ING Groep NV	10,048,200	129,281
HDFC Bank, Ltd.	6,650,610	127,485
CME Group, Inc., Class A	558,658	118,508
Citigroup, Inc.	1,530,000	103,459
Housing Development Finance Corp., Ltd.	2,750,000	90,212
S&P Global, Inc.	200,000	85,744
Ping An Insurance (Group) Company of China, Ltd., Class H	8,977,000	78,725
Ping An Insurance (Group) Company of China, Ltd., Class A	691,969	5,752
Kotak Mahindra Bank, Ltd.[1]	2,895,100	64,380
DBS Group Holdings, Ltd.	2,805,884	62,974
Nasdaq, Inc.	328,000	61,247
Fairfax Financial Holdings, Ltd., subordinate voting shares	134,500	56,657
AIA Group, Ltd.	4,483,600	53,714
PNC Financial Services Group, Inc.	253,900	46,314
China Pacific Insurance (Group) Co., Ltd., Class H	15,856,000	44,684
Banco Santander, SA	11,233,000	41,141
Münchener Rückversicherungs-Gesellschaft AG	140,613	38,014
BNP Paribas SA	608,000	37,108
Swedbank AB, Class A	1,725,300	33,623
Aegon NV	7,106,000	30,296
Bank Central Asia Tbk PT	14,354,000	29,626
Tryg A/S	1,138,582	28,151
Principal Financial Group, Inc.	440,400	27,362
KBC Groep NV	313,500	25,251
BOC Hong Kong (Holdings), Ltd.	7,099,000	22,838
American Funds Global Balanced Fund — Page 1 of 23

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Allfunds Group PLC[1]	1,083,800	$19,069
Lufax Holding, Ltd. (ADR)[1]	1,658,800	12,441
FinecoBank SpA[1]	640,000	11,475
		2,583,747
Communication services 9.65%
Alphabet, Inc., Class A1	174,225	469,455
Alphabet, Inc., Class C1	34,271	92,683
Netflix, Inc.[1]	898,270	464,917
Comcast Corp., Class A	5,527,300	325,171
Facebook, Inc., Class A1	866,000	308,556
Yandex NV, Class A1	3,075,486	208,918
SoftBank Corp.	11,120,047	144,899
Tencent Holdings, Ltd.	1,723,667	106,244
SoftBank Group Corp.	1,240,800	77,329
Bilibili, Inc., Class Z (ADR)[1]	747,000	63,928
Bilibili, Inc., Class Z1	127,680	10,934
BCE, Inc.	1,428,000	71,274
Omnicom Group, Inc.	676,000	49,226
Electronic Arts, Inc.	251,600	36,220
		2,429,754
Health care 8.87%
Abbott Laboratories	4,664,779	564,345
Gilead Sciences, Inc.	6,409,700	437,718
Novartis AG	2,353,950	217,971
Daiichi Sankyo Company, Ltd.	9,505,500	187,112
Amgen, Inc.	689,345	166,504
Thermo Fisher Scientific, Inc.	297,500	160,653
Stryker Corp.	544,700	147,581
UnitedHealth Group, Inc.	193,200	79,641
Merck KGaA	381,559	78,146
Medtronic PLC	465,000	61,059
Zimmer Biomet Holdings, Inc.	264,000	43,143
BioMarin Pharmaceutical, Inc.[1]	426,517	32,727
Chugai Pharmaceutical Co., Ltd.	848,700	31,100
WuXi Biologics (Cayman), Inc.[1]	1,603,500	24,451
		2,232,151
Consumer discretionary 5.16%
General Motors Company[1]	5,952,700	338,351
LVMH Moët Hennessy-Louis Vuitton SE	300,400	240,144
MercadoLibre, Inc.[1]	117,100	183,695
Ferrari NV (EUR denominated)	469,900	102,482
Ferrari NV	253,100	55,249
Amazon.com, Inc.[1]	41,325	137,513
Peloton Interactive, Inc., Class A1	850,000	100,342
Kering SA	59,400	53,284
Alibaba Group Holding, Ltd.[1]	1,329,900	32,344
Airbnb, Inc., Class A1	156,000	22,466
Astra International Tbk PT	58,281,140	19,021
Meituan, Class B1	510,800	14,132
		1,299,023
American Funds Global Balanced Fund — Page 2 of 23

unaudited
Common stocks (continued) Materials 4.99%	Shares	Value (000)
Vale SA, ordinary nominative shares (ADR)	11,580,635	$243,425
Vale SA, ordinary nominative shares	3,020,700	63,079
Rio Tinto PLC	2,633,933	223,368
BHP Group PLC	5,704,000	184,260
Evonik Industries AG	3,452,199	119,988
Freeport-McMoRan, Inc.	3,065,400	116,792
Fortescue Metals Group, Ltd.	5,127,000	93,723
BASF SE	950,000	74,626
Dow Inc.	555,000	34,499
Air Liquide SA, non-registered shares	189,500	32,950
CRH PLC	595,949	29,868
Arkema SA	162,300	20,649
WestRock Co.	402,000	19,782
		1,257,009
Industrials 4.79%
Raytheon Technologies Corp.	3,845,300	334,349
Carrier Global Corp.	2,750,000	151,938
RELX PLC	4,220,300	124,012
VINCI SA	1,000,000	105,825
Ryanair Holdings PLC (ADR)[1]	747,620	81,520
Ryanair Holdings PLC[1]	611,922	12,032
General Dynamics Corp.	456,400	89,468
CSX Corp.	2,298,000	74,271
LIXIL Corp.	2,625,000	71,161
BAE Systems PLC	6,460,000	51,721
NIBE Industrier AB, Class B	2,264,800	27,046
Safran SA	136,000	17,795
Bureau Veritas SA	492,000	16,248
Melrose Industries PLC	7,277,400	16,195
Kone OYJ, Class B	185,800	15,389
Rumo SA1	3,860,800	15,315
		1,204,285
Utilities 3.81%
DTE Energy Company	1,562,800	183,348
E.ON SE	12,962,700	159,490
Power Grid Corporation of India, Ltd.	53,333,333	122,663
ENN Energy Holdings, Ltd.	4,116,000	86,068
Duke Energy Corp.	796,600	83,731
Dominion Energy, Inc.	916,900	68,648
China Gas Holdings, Ltd.	20,000,000	61,767
Entergy Corp.	471,900	48,568
Iberdrola, SA, non-registered shares	3,398,339	40,958
Enel SpA	4,088,600	37,734
National Grid PLC	2,630,997	33,795
SSE PLC	1,639,682	32,945
		959,715
Consumer staples 3.76%
Philip Morris International, Inc.	1,583,859	158,528
Nestlé SA	1,220,600	154,689
Heineken NV	1,285,600	149,759
ITC, Ltd.	50,214,000	138,297
Imperial Brands PLC	4,488,200	96,199
American Funds Global Balanced Fund — Page 3 of 23

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Pernod Ricard SA	356,500	$78,701
British American Tobacco PLC	1,217,200	45,352
Altria Group, Inc.	921,500	44,269
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4,760,500	24,620
Treasury Wine Estates, Ltd.	2,530,300	22,115
Keurig Dr Pepper, Inc.	520,000	18,309
Kweichow Moutai Co., Ltd., Class A	60,709	15,788
		946,626
Energy 2.93%
Canadian Natural Resources, Ltd. (CAD denominated)	9,484,600	312,986
Chevron Corp.	906,600	92,301
Neste Oyj	1,380,043	84,833
BP PLC	17,755,698	71,376
Royal Dutch Shell PLC, Class B	2,560,000	50,522
Cenovus Energy ,Inc.	4,610,000	38,466
DT Midstream, Inc.[1,2]	781,400	33,131
Enbridge, Inc. (CAD denominated)	737,200	29,060
TC Energy Corp. (CAD denominated)	523,647	25,528
		738,203
Real estate 2.47%
Crown Castle International Corp. REIT	1,309,400	252,832
Equinix, Inc. REIT	165,019	135,383
CTP NV1	4,678,986	94,358
Embassy Office Parks REIT	12,213,800	59,381
Alexandria Real Estate Equities, Inc. REIT	294,000	59,194
Digital Realty Trust, Inc. REIT	126,500	19,501
		620,649
Total common stocks (cost: $11,451,251,000)		17,029,644
Preferred securities 0.02% Financials 0.02%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	1,166,000	2,274
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	1,206,000	2,122
Total preferred securities (cost: $18,199,000)		4,396
Convertible stocks 0.11% Health care 0.11%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	17,500	28,046
Total convertible stocks (cost: $23,290,000)		28,046
Bonds, notes & other debt instruments 27.81% Bonds & notes of governments & government agencies outside the U.S. 14.01%	Principal amount (000)
Abu Dhabi (Emirate of) 0.75% 2023[3]	$10,835	10,911
Agricultural Development Bank of China 3.75% 2029	CNY1,030	164
Agricultural Development Bank of China 2.96% 2030	17,000	2,566
Australia (Commonwealth of), Series 152, 2.75% 2028	A$43,635	36,283
Australia (Commonwealth of), Series 163, 1.00% 2031	42,870	30,918
American Funds Global Balanced Fund — Page 4 of 23

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Australia (Commonwealth of), Series 162, 1.75% 2051	A$20,850	$14,321
Brazil (Federative Republic of) 0% 2021	BRL194,000	36,908
Brazil (Federative Republic of) 6.00% 2022[4]	154,442	30,865
Brazil (Federative Republic of) 6.00% 2024[4]	199,931	40,827
Canada 2.25% 2025	C$51,600	43,791
Canada 0.25% 2026	27,950	21,834
Canada 2.25% 2029	94,745	82,818
Canada 2.75% 2048	9,900	9,683
China (People’s Republic of), Series 1916, 3.12% 2026	CNY329,350	52,022
China (People’s Republic of), Series INBK, 2.85% 2027	412,930	64,235
China (People’s Republic of), Series IMBK, 3.28% 2027	99,950	15,962
China (People’s Republic of), Series 1906, 3.29% 2029	22,290	3,538
China (People’s Republic of), Series 1910, 3.86% 2049	833,670	137,016
China (People’s Republic of), Series INBK, 3.39% 2050	12,000	1,819
China (People’s Republic of), Series INBK, 3.81% 2050	241,180	39,641
China Development Bank Corp., Series 2008, 2.89% 2025	209,350	32,292
China Development Bank Corp., Series 1909, 3.50% 2026	28,330	4,477
China Development Bank Corp., Series 1904, 3.68% 2026	53,480	8,510
China Development Bank Corp., Series 2009, 3.39% 2027	181,600	28,479
China Development Bank Corp., Series 2004, 3.43% 2027	239,340	37,737
China Development Bank Corp., Series 1805, 4.04% 2028	556,460	90,511
China Development Bank Corp., Series 1805, 4.88% 2028	135,910	23,082
China Development Bank Corp., Series 1905, 3.48% 2029	359,680	56,327
China Development Bank Corp., Series 2005, 3.07% 2030	292,160	44,443
Colombia (Republic of) 5.75% 2027	COP83,588,000	20,800
Colombia (Republic of) 7.25% 2050	57,462,000	13,513
Colombia (Republic of), Series B, 7.25% 2034	3,151,000	797
Costa Rica (Republic of) 6.125% 2031[3]	$2,080	2,223
Czech Republic 0% 2024	CZK355,300	15,738
Czech Republic 1.25% 2025	527,080	24,298
European Financial Stability Facility 0.40% 2025	€13,200	16,182
European Investment Bank 2.25% 2022	$8,787	8,903
European Union 0% 2028	€10,920	13,320
Export-Import Bank of India 0.59% 2022	¥1,100,000	10,012
French Republic O.A.T. 0% 2030	€86,670	104,719
French Republic O.A.T. 3.25% 2045	6,700	12,904
French Republic O.A.T. 0.75% 2052	800	966
Germany (Federal Republic of) 0% 2030	51,750	64,470
Germany (Federal Republic of) 0% 2030	1,170	1,458
Germany (Federal Republic of) 0% 2036	82,325	100,484
Germany (Federal Republic of) 0% 2050	14,875	17,537
Greece (Hellenic Republic of) 3.45% 2024	27,500	35,972
Greece (Hellenic Republic of) 3.375% 2025	19,678	26,356
Greece (Hellenic Republic of) 2.00% 2027	8,330	11,035
Greece (Hellenic Republic of) 0.75% 2031	600	722
India (Republic of) 5.15% 2025	INR1,789,540	23,709
Indonesia (Republic of) 0.54% 2022	¥300,000	2,742
Indonesia (Republic of) 0.89% 2022	100,000	917
Indonesia (Republic of), Series 78, 8.25% 2029	IDR162,796,000	12,745
Indonesia (Republic of), Series 82, 7.00% 2030	64,503,000	4,694
Indonesia (Republic of), Series 87, 6.50% 2031	80,503,000	5,658
Indonesia (Republic of), Series 74, 7.50% 2032	24,321,000	1,800
Indonesia (Republic of), Series 65, 6.625% 2033	60,802,000	4,218
Indonesia (Republic of), Series 68, 8.375% 2034	62,682,000	4,897
Israel (State of) 2.875% 2024	€4,600	5,902
American Funds Global Balanced Fund — Page 5 of 23

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Israel (State of) 1.50% 2027	€1,825	$2,346
Israel (State of) 2.50% 2030	$11,080	11,706
Israel (State of) 3.375% 2050	2,970	3,257
Israel (State of) 3.875% 2050	550	653
Italy (Republic of) 1.85% 2025	€27,110	34,684
Italy (Republic of) 0.95% 2027	15,626	19,453
Italy (Republic of) 0.25% 2028	51,970	61,827
Italy (Republic of) 1.35% 2030	15,565	19,891
Italy (Republic of) 1.65% 2030	2,000	2,614
Italy (Republic of) 1.45% 2036	7,100	8,926
Japan, Series 17, 0.10% 2023[4]	¥246,515	2,274
Japan, Series 19, 0.10% 2024[4]	1,481,900	13,717
Japan, Series 20, 0.10% 2025[4]	666,135	6,171
Japan, Series 21, 0.10% 2026[4]	1,320,319	12,312
Japan, Series 346, 0.10% 2027	7,129,800	65,850
Japan, Series 23, 0.10% 2028[4]	11,965,366	112,013
Japan, Series 24, 0.10% 2029[4]	7,808,951	73,281
Japan, Series 359, 0.10% 2030	396,150	3,657
Japan, Series 145, 1.70% 2033	6,000,000	65,017
Japan, Series 152, 1.20% 2035	18,668,600	194,029
Japan, Series 21, 2.30% 2035	1,360,000	16,100
Japan, Series 36, 2.00% 2042	200,000	2,395
Japan, Series 42, 1.70% 2044	928,200	10,723
Japan, Series 37, 0.60% 2050	3,829,850	34,769
Japan, Series 70, 0.70% 2051	1,850,150	17,166
Malaysia (Federation of), Series 0417, 3.899% 2027	MYR56,610	14,187
Malaysia (Federation of), Series 0513, 3.733% 2028	8,000	1,981
Malaysia (Federation of), Series 0318, 4.642% 2033	68,960	17,852
Malaysia (Federation of), Series 0418, 4.893% 2038	118,921	31,169
Malaysia (Federation of), Series 0219, 4.467% 2039	39,600	9,640
Malaysia (Federation of), Series 0519, 3.757% 2040	83,863	19,289
Malaysia (Federation of), Series 0216, 4.736% 2046	23,569	5,926
Malaysia (Federation of), Series 0518, 4.921% 2048	41,301	10,633
Malaysia (Federation of), Series 0519, 4.638% 2049	6,660	1,633
Malaysia (Federation of), Series 0120, 4.065% 2050	13,321	3,093
Morocco (Kingdom of) 1.50% 2031	€12,240	13,735
Morocco (Kingdom of) 1.50% 2031	590	662
National Highways Authority of India 7.17% 2021	INR480,000	6,537
National Highways Authority of India 7.27% 2022	100,000	1,381
Norway (Kingdom of) 1.75% 2025	NKr288,490	33,702
Panama (Republic of) 3.75% 2026[3]	$1,000	1,084
Panama (Republic of) 4.50% 2056	650	744
PETRONAS Capital, Ltd. 4.55% 2050[3]	1,070	1,326
Philippines (Republic of) 0.38% 2021	¥400,000	3,647
Philippines (Republic of) 0.001% 2024	2,600,000	23,563
Philippines (Republic of) 0.25% 2025	€3,750	4,470
Philippines (Republic of) 0.70% 2029	2,970	3,509
Poland (Republic of), Series 1029, 2.75% 2029	PLN15,470	4,429
Portuguese Republic 0.475% 2030	€5,240	6,473
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[3]	$1,170	1,187
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[3]	1,580	1,845
Qatar (State of) 5.103% 2048[3]	1,345	1,807
Romania 1.75% 2030	€13,590	16,166
Romania 3.624% 2030	32,983	45,216
Romania 3.624% 2030	20,820	28,542
American Funds Global Balanced Fund — Page 6 of 23

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Romania 2.00% 2032	€3,500	$4,184
Romania 2.00% 2033	33,865	39,777
Romania 3.50% 2034	1,865	2,511
Romania 3.875% 2035	8,360	11,573
Romania 3.375% 2038	2,695	3,486
Russian Federation 7.00% 2023	RUB1,644,070	22,622
Russian Federation 2.875% 2025	€8,400	10,942
Russian Federation 2.875% 2025	3,400	4,429
Russian Federation 7.15% 2025	RUB90,000	1,255
Russian Federation 4.25% 2027	$4,200	4,711
Russian Federation 4.375% 2029[3]	5,000	5,685
Russian Federation 6.90% 2029	RUB1,241,325	17,163
Russian Federation 7.65% 2030	3,870,400	56,171
Russian Federation 5.90% 2031	366,860	4,725
Russian Federation 8.50% 2031	151,920	2,337
Russian Federation 7.70% 2033	854,120	12,489
Russian Federation 7.25% 2034	224,860	3,171
Russian Federation 5.10% 2035[3]	$3,200	3,868
Saskatchewan (Province of) 3.05% 2028	C$8,000	7,093
Serbia (Republic of) 3.125% 2027	€31,390	41,538
Serbia (Republic of) 3.125% 2027	10,650	14,093
Serbia (Republic of) 1.50% 2029	7,919	9,517
South Korea (Republic of), Series 2209, 2.00% 2022	KRW3,200,000	2,811
South Korea (Republic of), Series 2503, 1.50% 2025	1,385,650	1,203
South Korea (Republic of), Series 2712, 2.375% 2027	26,409,910	23,757
Spain (Kingdom of) 0.80% 2027	€6,230	7,855
Spain (Kingdom of) 1.45% 2029	5,780	7,654
Spain (Kingdom of) 1.25% 2030	17,312	22,660
Spain (Kingdom of) 2.70% 2048	2,690	4,396
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	$2,878	2,710
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	6,416	4,698
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[3]	214	157
Tunisia (Republic of) 6.75% 2023	€4,119	4,342
Tunisia (Republic of) 6.375% 2026	8,100	8,170
Turkey (Republic of) 6.35% 2024	$8,700	9,170
Ukraine 17.25% 2022	UAH207,326	8,048
Ukraine 15.84% 2025	13,500	556
Ukraine 6.75% 2026	€4,125	5,352
Ukraine 6.75% 2026	3,944	5,117
Ukraine 4.375% 2030	9,970	11,042
United Kingdom 2.75% 2024	£5,310	7,977
United Kingdom 1.25% 2027	9,740	14,260
United Kingdom 4.25% 2027	18,480	31,942
United Kingdom 0.375% 2030	21,055	28,700
United Kingdom 4.75% 2030	24,210	46,458
United Kingdom 0.25% 2031	22,395	29,916
United Kingdom 4.25% 2032	11,615	22,184
United Kingdom 4.50% 2034	9,400	19,124
United Kingdom 0.625% 2035	48,641	65,457
United Kingdom 3.25% 2044	3,650	7,383
United Kingdom 3.50% 2045	2,850	6,041
United Kingdom 1.50% 2047	4,450	6,891
United Kingdom 0.625% 2050	4,915	6,195
United Kingdom 1.25% 2051	5,907	8,735
United Mexican States 0.62% 2022	¥100,000	914
American Funds Global Balanced Fund — Page 7 of 23

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States 2.659% 2031	$308	$304
United Mexican States, Series M20, 10.00% 2024	MXN397,100	22,222
United Mexican States, Series M, 5.75% 2026	971,600	47,465
United Mexican States, Series M, 7.50% 2027	934,000	48,863
United Mexican States, Series M20, 8.50% 2029	176,000	9,743
		3,525,742
U.S. Treasury bonds & notes 7.05% U.S. Treasury 6.55%
U.S. Treasury 0.125% 2022	$3,100	3,101
U.S. Treasury 1.75% 2022	17,395	17,661
U.S. Treasury 1.875% 2022[5]	109,130	111,383
U.S. Treasury 0.125% 2023	68,151	68,146
U.S. Treasury 2.50% 2023	73,869	76,755
U.S. Treasury 2.75% 2023	89,023	93,052
U.S. Treasury 1.50% 2024	86,350	89,447
U.S. Treasury 1.50% 2024	36,096	37,396
U.S. Treasury 2.125% 2024	17,475	18,435
U.S. Treasury 2.375% 2024	26,740	28,182
U.S. Treasury 0.25% 2025	97,838	96,458
U.S. Treasury 0.25% 2025	89,280	88,391
U.S. Treasury 2.75% 2025	47,790	51,904
U.S. Treasury 2.875% 2025[5]	80,451	87,895
U.S. Treasury 2.875% 2025	19,900	21,844
U.S. Treasury 0.75% 2026	137,501	138,154
U.S. Treasury 0.875% 2026	70,876	71,532
U.S. Treasury 2.125% 2026	1,840	1,967
U.S. Treasury 0.50% 2027	14,280	13,969
U.S. Treasury 2.25% 2027[5]	32,482	35,183
U.S. Treasury 2.25% 2027	18,600	20,084
U.S. Treasury 2.75% 2028	26,500	29,568
U.S. Treasury 0.625% 2030[5]	107,320	102,454
U.S. Treasury 0.625% 2030	22,050	20,988
U.S. Treasury 0.875% 2030	71,240	69,190
U.S. Treasury 1.125% 2031	2,310	2,291
U.S. Treasury 1.125% 2040[5]	56,260	50,208
U.S. Treasury 1.875% 2041[5]	59,615	60,220
U.S. Treasury 2.25% 2041	32,655	35,015
U.S. Treasury 1.25% 2050	9,010	7,657
U.S. Treasury 1.625% 2050[5]	55,967	52,236
U.S. Treasury 2.00% 2050	13,220	13,464
U.S. Treasury 2.375% 2051	30,145	33,393
		1,647,623
U.S. Treasury inflation-protected securities 0.50%
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	46,787	50,680
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	31,367	34,043
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	20,745	23,690
U.S. Treasury Inflation-Protected Security 0.125% 2051[4]	15,857	18,207
		126,620
Total U.S. Treasury bonds & notes		1,774,243
American Funds Global Balanced Fund — Page 8 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 5.56% Financials 1.51%	Principal amount (000)	Value (000)
ACE INA Holdings, Inc. 2.875% 2022	$645	$664
ACE INA Holdings, Inc. 3.35% 2026	645	712
ACE INA Holdings, Inc. 4.35% 2045	665	858
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[6]	€9,000	11,783
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]	$3,710	3,868
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[6]	2,100	2,200
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[6]	12,375	12,449
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[6]	700	700
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[6]	9,500	9,556
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[6]	700	712
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[6]	10,330	10,514
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	3,402	3,741
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[6]	5,200	5,366
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	196	198
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[6]	5,600	6,796
Bank of China/Tokyo 0.42% 2021	¥300,000	2,736
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	$6,000	6,039
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[6]	6,812	6,851
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[6]	14,050	15,055
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[6]	19,550	19,585
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[6]	1,535	1,644
Commonwealth Bank of Australia 2.688% 2031[3]	14,075	14,313
Credit Suisse Group AG 3.00% 2021	3,450	3,473
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,6]	600	685
Danske Bank AS 3.875% 2023[3]	5,300	5,641
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	225	230
Goldman Sachs Group, Inc. 2.80% 2022[3]	¥180,000	1,663
Goldman Sachs Group, Inc. 3.20% 2023	$4,000	4,165
Goldman Sachs Group, Inc. 3.50% 2025	5,126	5,568
Goldman Sachs Group, Inc. 2.60% 2030	640	669
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[6]	8,411	8,724
Goldman Sachs Group, Inc. 1.00% 2033[3]	€13,530	16,435
Groupe BPCE SA 0.64% 2022	¥1,500,000	13,702
Groupe BPCE SA 5.70% 2023[3]	$7,625	8,426
Groupe BPCE SA 1.00% 2025	€6,800	8,388
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[6]	$4,670	4,833
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[6]	9,368	10,457
HSBC Holdings PLC 4.95% 2030	1,200	1,462
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[6]	700	709
Intesa Sanpaolo SpA 1.36% 2022	¥500,000	4,578
Intesa Sanpaolo SpA 5.017% 2024[3]	$10,165	11,033
JPMorgan Chase & Co. 3.25% 2022	1,850	1,913
JPMorgan Chase & Co. 2.70% 2023	4,225	4,385
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[6]	850	846
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[6]	12,058	12,207
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[6]	11,445	13,701
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	1,230	1,261
Lloyds Banking Group PLC 7.625% 2025	£1,225	2,110
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]	$800	806
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	3,000	3,069
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[6]	9,110	9,016
American Funds Global Balanced Fund — Page 9 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[6]	$8,173	$8,299
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[6]	2,586	2,729
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[6]	925	910
National Australia Bank, Ltd. 2.99% 2031[3]	420	433
New York Life Global Funding 1.20% 2030[3]	6,520	6,281
New York Life Insurance Company 3.75% 2050[3]	1,261	1,465
Oversea-Chinese Banking Corp., Ltd. 1.832% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[3,6]	3,529	3,552
PNC Financial Services Group, Inc. 2.854% 2022[6]	2,000	2,066
Rabobank Nederland 4.625% 2023	3,750	4,091
Royal Bank of Canada 1.20% 2026	11,075	11,114
Santander Consumer Finance SA 0.325% 2022	¥100,000	909
Santander Holdings USA, Inc. 3.244% 2026	$7,400	7,975
Skandinaviska Enskilda Banken AB 2.80% 2022	5,000	5,080
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[3,6]	2,600	2,980
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	14,700	15,396
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[6]	10,400	10,868
		380,643
Energy 0.97%
Baker Hughes, a GE Co. 4.486% 2030	1,258	1,505
Canadian Natural Resources, Ltd. 2.95% 2030	9,926	10,398
Canadian Natural Resources, Ltd. 4.95% 2047	50	63
Cenovus Energy, Inc. 5.40% 2047	900	1,123
Chevron Corp. 2.498% 2022	9,180	9,285
ConocoPhillips 4.85% 2048[3]	880	1,188
Enbridge Energy Partners LP 5.875% 2025	1,845	2,186
Enbridge Energy Partners LP 7.375% 2045	5,035	8,136
Enbridge, Inc. 2.50% 2025	2,800	2,951
Enbridge, Inc. 4.25% 2026	2,685	3,054
Enbridge, Inc. 3.70% 2027	2,083	2,326
Enbridge, Inc. 3.40% 2051	2,473	2,557
Energy Transfer Operating LP 5.00% 2050	15,750	18,542
Energy Transfer Partners LP 6.25% 2049	2,820	3,727
Kinder Morgan Energy Partners LP 5.00% 2043	1,980	2,440
Kinder Morgan, Inc. 4.30% 2025	20,905	23,282
Kinder Morgan, Inc. 5.55% 2045	6,894	9,090
MPLX LP 2.65% 2030	3,002	3,086
MPLX LP 5.50% 2049	12,975	16,926
ONEOK, Inc. 2.20% 2025	535	554
ONEOK, Inc. 3.10% 2030	5,235	5,547
ONEOK, Inc. 4.45% 2049	15,850	18,090
Petróleos Mexicanos 7.19% 2024	MXN168,503	8,095
Petróleos Mexicanos 6.875% 2025[3]	$210	232
Petróleos Mexicanos 7.47% 2026	MXN1,330	60
Petróleos Mexicanos 6.35% 2048	$1,482	1,269
Petróleos Mexicanos 6.95% 2060	414	372
Plains All American Pipeline LP 3.80% 2030	1,081	1,174
PTT Exploration and Production PCL 2.587% 2027[3]	740	775
Qatar Petroleum 3.125% 2041[3]	17,375	18,052
SA Global Sukuk, Ltd. 0.946% 2024[3]	200	200
SA Global Sukuk, Ltd. 1.602% 2026[3]	200	200
American Funds Global Balanced Fund — Page 10 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
SA Global Sukuk, Ltd. 2.694% 2031[3]	$9,265	$9,514
Saudi Arabian Oil Co. 1.625% 2025[3]	200	202
Shell International Finance BV 3.50% 2023	3,505	3,749
Shell International Finance BV 2.375% 2029	2,060	2,172
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[6]	18,000	20,183
TransCanada PipeLines, Ltd. 4.10% 2030	3,360	3,896
Williams Companies, Inc. 3.50% 2030	3,219	3,560
Williams Partners LP 4.30% 2024	2,000	2,168
Williams Partners LP 3.90% 2025	945	1,034
Williams Partners LP 4.00% 2025	18,185	20,242
		243,205
Communication services 0.68%
AT&T, Inc. 2.30% 2027	1,000	1,048
AT&T, Inc. 2.75% 2031	12,327	12,987
AT&T, Inc. 2.05% 2032	€3,440	4,640
AT&T, Inc. 2.55% 2033[3]	$8,900	8,995
Baidu, Inc. 3.425% 2030	1,220	1,329
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	5,002	5,186
CenturyLink, Inc. 7.50% 2024	3,685	4,149
CenturyLink, Inc., Series T, 5.80% 2022	4,907	5,041
Comcast Corp. 3.95% 2025	7,695	8,635
Comcast Corp. 0.25% 2027	€3,570	4,309
Deutsche Telekom International Finance BV 1.95% 2021[3]	$1,625	1,627
Deutsche Telekom International Finance BV 2.82% 2022[3]	2,625	2,649
Deutsche Telekom International Finance BV 4.375% 2028[3]	6,025	7,076
Deutsche Telekom International Finance BV 9.25% 2032	1,510	2,467
Discovery Communications, Inc. 3.625% 2030	1,467	1,620
France Télécom 5.375% 2050	£2,000	4,726
KT Corp. 0.22% 2022	¥1,500,000	13,671
Sprint Corp. 11.50% 2021	$925	954
Tencent Holdings, Ltd. 2.39% 2030[3]	12,000	12,083
Tencent Holdings, Ltd. 3.24% 2050[3]	6,050	5,913
Tencent Music Entertainment Group 2.00% 2030	2,055	1,980
T-Mobile US, Inc. 1.50% 2026	3,900	3,957
T-Mobile US, Inc. 2.05% 2028	2,500	2,561
T-Mobile US, Inc. 2.55% 2031	3,900	4,003
T-Mobile US, Inc. 3.30% 2051	600	613
Verizon Communications, Inc. 0.375% 2029	€9,780	11,723
Verizon Communications, Inc. 1.68% 2030	$298	289
Verizon Communications, Inc. 3.15% 2030	2,050	2,236
Verizon Communications, Inc. 2.55% 2031	19,350	20,135
Verizon Communications, Inc. 0.75% 2032	€4,480	5,419
Walt Disney Company 2.65% 2031	$7,420	7,915
		169,936
Utilities 0.59%
American Electric Power Company, Inc. 1.00% 2025	100	100
Berkshire Hathaway Energy Company 3.50% 2025	4,200	4,559
Berkshire Hathaway Energy Company 3.70% 2030	2,125	2,441
Berkshire Hathaway Energy Company 1.65% 2031	6,375	6,259
Berkshire Hathaway Energy Company 2.85% 2051	1,142	1,144
CMS Energy Corp. 3.60% 2025	2,000	2,197
CMS Energy Corp. 3.00% 2026	1,960	2,121
American Funds Global Balanced Fund — Page 11 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 3.45% 2027	$890	$994
Duke Energy Carolinas, LLC 3.05% 2023	4,535	4,728
Duke Energy Corp. 3.75% 2024	3,950	4,256
Duke Energy Progress, LLC 3.70% 2028	2,400	2,733
Edison International 5.75% 2027	833	961
Edison International 4.125% 2028	4,942	5,334
Enel Finance International SA 3.625% 2027[3]	6,375	7,129
Enel Finance International SA 3.50% 2028[3]	3,800	4,234
Enersis Américas SA 4.00% 2026	1,215	1,331
ENN Energy Holdings, Ltd. 2.625% 2030[3]	8,481	8,565
Entergy Texas, Inc. 1.75% 2031	175	171
Exelon Corp. 3.40% 2026	4,390	4,824
Exelon Corp., junior subordinated, 3.497% 2022[6]	1,350	1,382
FirstEnergy Transmission LLC 2.866% 2028[3]	225	238
Grupo Energia Bogota SA ESP 4.875% 2030[3]	2,090	2,314
Interstate Power and Light Co. 2.30% 2030	2,650	2,750
NextEra Energy Capital Holdings, Inc. 0.65% 2023	850	853
NextEra Energy Capital Holdings, Inc. 2.25% 2030	13,786	14,182
Niagara Mohawk Power Corp. 3.508% 2024[3]	2,380	2,555
Pacific Gas and Electric Co. 2.95% 2026	1,035	1,060
Pacific Gas and Electric Co. 2.10% 2027	5,108	4,975
Pacific Gas and Electric Co. 3.30% 2027	1,775	1,829
Pacific Gas and Electric Co. 4.65% 2028	1,049	1,152
Pacific Gas and Electric Co. 4.55% 2030	1,267	1,354
Pacific Gas and Electric Co. 2.50% 2031	19,558	18,467
Pacific Gas and Electric Co. 3.25% 2031	3,600	3,550
Pacific Gas and Electric Co. 3.30% 2040	11,495	10,457
Pacific Gas and Electric Co. 3.50% 2050	7,757	6,955
PT Perusahaan Listrik Negara 0.43% 2022	¥100,000	905
Public Service Company of Colorado 1.875% 2031	$500	505
Public Service Electric and Gas Co. 2.05% 2050	1,595	1,425
San Diego Gas & Electric Co. 1.70% 2030	325	321
Southern California Edison Co. 2.85% 2029	525	555
Southern California Edison Co. 2.25% 2030	500	504
State Grid Europe Development PLC 1.50% 2022	€250	299
State Grid Overseas Investment, Ltd. 1.25% 2022	1,000	1,198
Xcel Energy, Inc. 3.35% 2026	$4,502	4,949
		148,815
Health care 0.46%
Abbott Laboratories 3.75% 2026	1,133	1,291
AbbVie, Inc. 3.80% 2025	5,000	5,481
AbbVie, Inc. 3.20% 2026	3,000	3,274
Amgen, Inc. 1.90% 2025	1,644	1,713
Amgen, Inc. 2.20% 2027	1,261	1,327
AstraZeneca Finance LLC 1.75% 2028	3,637	3,704
AstraZeneca Finance LLC 2.25% 2031	283	294
AstraZeneca PLC 2.375% 2022	1,500	1,526
AstraZeneca PLC 3.50% 2023	4,500	4,778
AstraZeneca PLC 3.00% 2051	2,321	2,484
Bayer US Finance II LLC 3.875% 2023[3]	2,582	2,764
Bayer US Finance II LLC 4.25% 2025[3]	419	469
Becton, Dickinson and Company 2.894% 2022	2,170	2,213
Becton, Dickinson and Company 3.734% 2024	1,178	1,283
American Funds Global Balanced Fund — Page 12 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Company 3.70% 2027	$1,888	$2,110
Becton, Dickinson and Company 2.823% 2030	1,089	1,160
Cigna Corp. 4.125% 2025	3,250	3,659
Cigna Corp. 2.40% 2030	50	52
Cigna Corp. 2.375% 2031	387	401
CVS Health Corp. 3.70% 2023	157	165
EMD Finance LLC 3.25% 2025[3]	9,675	10,460
Medtronic, Inc. 3.50% 2025	2,491	2,739
Pfizer, Inc. 2.80% 2022	4,236	4,304
Regeneron Pharmaceuticals, Inc. 1.75% 2030	3,502	3,390
Shire PLC 2.875% 2023	2,486	2,599
Shire PLC 3.20% 2026	905	987
Stryker Corp. 0.25% 2024	€1,200	1,446
Stryker Corp. 0.75% 2029	2,440	3,014
Stryker Corp. 1.00% 2031	1,130	1,417
Takeda Pharmaceutical Company, Ltd. 0.75% 2027	1,984	2,445
Teva Pharmaceutical Finance Co. BV 3.15% 2026	$27,380	26,308
Teva Pharmaceutical Finance Co. BV 4.10% 2046	7,700	6,809
Thermo Fisher Scientific, Inc. 4.133% 2025	3,248	3,605
Valeant Pharmaceuticals International, Inc. 6.125% 2025[3]	7,228	7,386
		117,057
Consumer discretionary 0.44%
Amazon.com, Inc. 2.80% 2024	7,345	7,832
Amazon.com, Inc. 2.50% 2050	4,685	4,526
American Honda Finance Corp. 1.95% 2024	€1,740	2,211
American Honda Finance Corp. 0.75% 2026	£510	701
Bayerische Motoren Werke AG 1.85% 2021[3]	$1,500	1,502
Bayerische Motoren Werke AG 3.90% 2025[3]	2,780	3,068
Bayerische Motoren Werke AG 4.15% 2030[3]	2,780	3,292
General Motors Company 5.40% 2023	7,130	7,824
General Motors Financial Co. 5.20% 2023	8,746	9,383
General Motors Financial Co. 1.05% 2024	225	227
General Motors Financial Co. 2.40% 2028	10,250	10,528
Hyundai Capital America 0.875% 2024[3]	6,740	6,731
Hyundai Capital America 1.50% 2026[3]	5,075	5,072
Hyundai Capital America 2.375% 2027[3]	4,619	4,772
Hyundai Capital America 2.00% 2028[3]	3,275	3,281
Lowe’s Companies, Inc. 3.00% 2050	400	405
NIKE, Inc. 3.375% 2050	1,875	2,178
Royal Caribbean Cruises, Ltd. 11.50% 2025[3]	14,055	16,110
Toyota Motor Credit Corp. 0.80% 2025	932	928
Toyota Motor Credit Corp. 3.375% 2030	1,239	1,412
Volkswagen Group of America Finance, LLC 3.125% 2023[3]	7,666	7,999
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	6,300	6,797
Volkswagen Group of America Finance, LLC 4.625% 2025[3]	3,270	3,722
		110,501
Consumer staples 0.29%
Altria Group, Inc. 1.00% 2023	€2,100	2,532
Altria Group, Inc. 1.70% 2025	12,300	15,433
Altria Group, Inc. 2.20% 2027	6,300	8,177
Anheuser-Busch InBev NV 4.00% 2028	$2,800	3,211
Anheuser-Busch InBev NV 4.75% 2029	8,970	10,800
American Funds Global Balanced Fund — Page 13 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 4.50% 2050	$845	$1,052
British American Tobacco PLC 3.215% 2026	2,181	2,339
British American Tobacco PLC 3.557% 2027	2,610	2,827
British American Tobacco PLC 4.70% 2027	4,193	4,773
British American Tobacco PLC 3.462% 2029	2,625	2,815
Conagra Brands, Inc. 4.30% 2024	6,130	6,720
Conagra Brands, Inc. 1.375% 2027	355	349
Kimberly-Clark Corp. 3.10% 2030	374	419
PepsiCo, Inc. 1.40% 2031	985	971
Philip Morris International, Inc. 2.10% 2030	2,078	2,114
Philip Morris International, Inc. 4.25% 2044	1,900	2,277
Procter & Gamble Company 0.55% 2025	988	983
Reynolds American, Inc. 4.45% 2025	4,190	4,660
		72,452
Information technology 0.25%
Adobe, Inc. 2.15% 2027	3,585	3,781
Apple, Inc. 2.50% 2022	2,970	3,000
Apple, Inc. 3.35% 2027	2,650	2,957
Apple, Inc. 2.40% 2050	500	473
Broadcom, Inc. 3.15% 2025	659	709
Broadcom, Inc. 4.15% 2030	3,330	3,780
Broadcom, Inc. 3.419% 2033[3]	2,171	2,319
Broadcom, Inc. 3.75% 2051[3]	101	107
Fidelity National Information Services, Inc. 2.25% 2031	6	6
Fiserv, Inc. 2.65% 2030	500	527
Global Payments, Inc. 1.20% 2026	118	118
Lenovo Group, Ltd. 5.875% 2025	16,810	19,173
Microsoft Corp. 2.40% 2026	10,568	11,320
Microsoft Corp. 3.30% 2027	2,600	2,909
Oracle Corp. 2.65% 2026	5,224	5,550
Oracle Corp. 3.25% 2027	4,246	4,646
PayPal Holdings, Inc. 2.30% 2030	1,701	1,790
ServiceNow, Inc. 1.40% 2030	140	134
		63,299
Industrials 0.16%
Boeing Company 4.508% 2023	25,000	26,572
Boeing Company 3.25% 2028	650	693
Carrier Global Corp. 2.242% 2025	1,506	1,577
Carrier Global Corp. 2.493% 2027	1,245	1,318
CSX Corp. 2.50% 2051	275	258
Honeywell International, Inc. 0.75% 2032	€1,060	1,312
Masco Corp. 1.50% 2028	$309	307
Siemens AG 2.70% 2022[3]	1,780	1,807
United Technologies Corp. 4.125% 2028	5,000	5,805
		39,649
Real estate 0.11%
American Tower Corp. 0.45% 2027	€4,885	5,864
American Tower Corp. 0.875% 2029	5,170	6,307
American Tower Corp. 1.25% 2033	4,015	4,979
Corporate Office Properties LP 2.75% 2031	$180	185
Equinix, Inc. 3.20% 2029	650	708
American Funds Global Balanced Fund — Page 14 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 2.15% 2030	$5,662	$5,701
Equinix, Inc. 3.00% 2050	1,738	1,719
WEA Finance LLC 3.75% 2024[3]	2,070	2,223
		27,686
Materials 0.10%
Anglo American Capital PLC 5.375% 2025[3]	9,050	10,382
Anglo American Capital PLC 5.625% 2030[3]	600	743
Dow Chemical Co. 0.50% 2027	€3,140	3,803
Dow Chemical Co. 1.125% 2032	2,890	3,613
Fresnillo PLC 4.25% 2050[3]	$1,797	1,882
LYB International Finance III, LLC 2.25% 2030	273	278
Newcrest Finance Pty, Ltd. 3.25% 2030[3]	1,055	1,148
Vale Overseas, Ltd. 3.75% 2030	3,478	3,726
		25,575
Total corporate bonds, notes & loans		1,398,818
Mortgage-backed obligations 1.15% Other mortgage-backed securities 0.85%
Korea Housing Finance Corp. 2.00% 2021[3,7]	5,900	5,919
Nordea Kredit 0.50% 2040[7]	DKr65,452	10,226
Nykredit Realkredit AS, Series 01E, 1.50% 2037[7]	9	1
Nykredit Realkredit AS, Series 01E, 2.00% 2037[7]	19,477	3,280
Nykredit Realkredit AS, Series 01E, 0.50% 2040[7]	482,770	75,291
Nykredit Realkredit AS, Series 01E, 1.50% 2040[7]	165,313	27,271
Nykredit Realkredit AS, Series 01E, 0.50% 2043[7]	544,197	84,090
Nykredit Realkredit AS, Series 01E, 0.50% 2050[7]	53,629	8,107
		214,185
Federal agency mortgage-backed obligations 0.30%
Fannie Mae Pool #MA3539 4.50% 2038[7]	$208	225
Fannie Mae Pool #BK5739 4.00% 2048[7]	272	293
Fannie Mae Pool #BK7083 4.00% 2048[7]	204	219
Fannie Mae Pool #BN1151 4.00% 2048[7]	97	104
Fannie Mae Pool #CA2205 4.50% 2048[7]	440	473
Fannie Mae Pool #CA2493 4.50% 2048[7]	49	53
Fannie Mae Pool #FM3217 3.50% 2050[7]	11,527	12,432
Freddie Mac Pool #QS0124 1.50% 2030[7]	644	659
Freddie Mac Pool #SI2002 4.00% 2048[7]	7	7
Freddie Mac Pool #ZS4791 4.50% 2048[7]	2,389	2,569
Government National Mortgage Assn. 4.00% 2045[7]	577	627
Uniform Mortgage-Backed Security 1.50% 2036[7,8]	20,117	20,474
Uniform Mortgage-Backed Security 4.00% 2051[7,8]	20,928	22,365
Uniform Mortgage-Backed Security 4.50% 2051[7,8]	12,813	13,811
		74,311
Total mortgage-backed obligations		288,496
Municipals 0.04% Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	4,090	4,263
American Funds Global Balanced Fund — Page 15 of 23

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Texas 0.02%		Principal amount (000)	Value (000)
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		$5,670	$5,843
Total municipals			10,106
Total bonds, notes & other debt instruments (cost: $6,745,495,000)			6,997,405
Short-term securities 4.14% Money market investments 3.95%		Shares
Capital Group Central Cash Fund 0.05%[9,10]		9,941,890	994,289
Bills & notes of governments & government agencies outside the U.S. 0.19%	Weighted average yield at acquisition	Principal amount (000)
Egyptian Treasury 10/19/2021	11.990%	EGP108,100	6,690
Egyptian Treasury 10/26/2021	12.120	544,000	33,580
Egyptian Treasury 1/4/2022	12.010	110,900	6,679
			46,949
Money market investments purchased with collateral from securities on loan 0.00%		Shares
Capital Group Central Cash Fund 0.05%[9,10,11]		3,780	378
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[9,11]		163,535	163
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[9,11]		100,000	100
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[9,11]		100,000	100
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[9,11]		23,920	24
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[9,11]		15,947	16
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[9,11]		7,973	8
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[9,11]		7,973	8
			797
Total short-term securities (cost: $1,042,072,000)			1,042,035
Total investment securities 99.74% (cost: $19,280,307,000)			25,101,526
Other assets less liabilities 0.26%			66,620
Net assets 100.00%			$25,168,146
American Funds Global Balanced Fund — Page 16 of 23

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 7/31/2021[13] (000)	Unrealized (depreciation) appreciation at 7/31/2021 (000)
2 Year U.S. Treasury Note Futures	Long	297	September 2021	$59,400	$65,535	$(12)
5 Year Euro-Bobl Futures	Short	89	September 2021	€(8,900)	(14,291)	(143)
5 Year U.S. Treasury Note Futures	Long	208	September 2021	$20,800	25,885	234
10 Year Euro-Bund Futures	Long	145	September 2021	€14,500	30,371	760
10 Year Italy Government Bond Futures	Short	530	September 2021	(53,000)	(96,998)	(1,129)
10 Year Japanese Government Bond Futures	Long	9	September 2021	¥900,000	12,494	76
10 Year U.S. Treasury Note Futures	Short	292	September 2021	$(29,200)	(39,260)	(709)
10 Year Ultra U.S. Treasury Note Futures	Short	1,635	September 2021	(163,500)	(245,659)	(5,555)
20 Year U.S. Treasury Bond Futures	Long	233	September 2021	23,300	38,380	1,145
30 Year Euro-Buxl Futures	Short	3	September 2021	€(300)	(765)	(54)
30 Year Ultra U.S. Treasury Bond Futures	Long	2	September 2021	$200	399	19
						$(5,368)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2021 (000)
Purchases (000)	Sales (000)
USD30,670	EUR25,760	Goldman Sachs	8/4/2021	$110
USD634	BRL3,200	Citibank	8/6/2021	20
USD11,002	EUR9,260	HSBC Bank	8/6/2021	16
INR27,000	USD362	JPMorgan Chase	8/6/2021	1
EUR98,085	DKK729,450	Goldman Sachs	8/12/2021	35
USD3,963	CNH25,810	HSBC Bank	8/12/2021	(25)
EUR129,620	USD153,848	Citibank	8/12/2021	(47)
RUB10,440	USD142	JPMorgan Chase	8/13/2021	—[14]
USD652	RUB48,810	Standard Chartered Bank	8/13/2021	(15)
USD692	RUB51,831	Standard Chartered Bank	8/13/2021	(16)
EUR28,852	NOK298,040	HSBC Bank	8/16/2021	500
EUR73,550	USD87,038	JPMorgan Chase	8/16/2021	240
EUR3,390	USD4,011	UBS AG	8/16/2021	11
EUR14,530	USD17,275	JPMorgan Chase	8/16/2021	(33)
USD39,385	EUR33,294	Goldman Sachs	8/16/2021	(124)
USD53,827	AUD71,980	Morgan Stanley	8/17/2021	999
JPY3,416,810	USD31,036	JPMorgan Chase	8/17/2021	114
JPY1,950,290	USD17,729	HSBC Bank	8/17/2021	51
EUR11,821	USD13,982	Goldman Sachs	8/17/2021	45
USD1,041	NZD1,480	Bank of America	8/17/2021	10
JPY157,810	USD1,433	UBS AG	8/17/2021	6
DKK3,550	USD565	Citibank	8/17/2021	2
MXN12,600	USD630	Goldman Sachs	8/17/2021	2
PLN860	USD222	UBS AG	8/17/2021	1
SEK3,480	USD404	Bank of America	8/17/2021	1
USD1,395	CNH9,030	UBS AG	8/17/2021	—[14]
CZK17,890	EUR702	Citibank	8/17/2021	(1)
JPY34,100	USD312	HSBC Bank	8/17/2021	(1)
CZK17,120	USD798	HSBC Bank	8/17/2021	(2)
KRW860,470	USD750	Citibank	8/17/2021	(4)
American Funds Global Balanced Fund — Page 17 of 23

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2021 (000)
Purchases (000)	Sales (000)
EUR697	CZK17,890	Morgan Stanley	8/17/2021	$(5)
USD789	CZK17,120	Goldman Sachs	8/17/2021	(7)
CAD14,745	USD11,841	JPMorgan Chase	8/17/2021	(22)
AUD59,780	USD43,898	UBS AG	8/17/2021	(24)
AUD12,200	USD8,992	JPMorgan Chase	8/17/2021	(38)
USD22,466	GBP16,200	Morgan Stanley	8/17/2021	(53)
CAD56,360	USD44,789	Bank of America	8/19/2021	385
CAD53,410	USD42,432	JPMorgan Chase	8/19/2021	377
CAD23,914	USD19,055	HSBC Bank	8/19/2021	113
EUR21,699	USD25,668	Morgan Stanley	8/19/2021	83
USD3,847	NZD5,497	HSBC Bank	8/19/2021	18
MXN29,300	USD1,462	HSBC Bank	8/19/2021	6
USD88,948	CAD111,632	HSBC Bank	8/19/2021	(527)
USD14,576	COP55,539,940	Goldman Sachs	8/20/2021	270
USD1,090	COP4,160,000	Bank of America	8/20/2021	18
COP55,570,710	USD14,509	Morgan Stanley	8/20/2021	(196)
USD42,399	BRL216,920	Citibank	8/23/2021	889
USD15,062	COP57,490,000	Bank of America	8/23/2021	257
USD56,071	MYR237,310	Standard Chartered Bank	8/23/2021	116
GBP1,350	USD1,885	Morgan Stanley	8/23/2021	(9)
USD7,622	GBP5,513	Morgan Stanley	8/23/2021	(42)
CZK819,550	EUR32,148	Citibank	8/23/2021	(45)
MYR238,210	USD56,268	Standard Chartered Bank	8/23/2021	(101)
USD8,081	GBP5,890	Citibank	8/23/2021	(106)
EUR31,897	CZK819,550	HSBC Bank	8/23/2021	(253)
KRW94,316,498	USD82,620	Standard Chartered Bank	8/23/2021	(854)
EUR18,708	USD22,026	Citibank	8/24/2021	177
AUD540	USD398	UBS AG	8/24/2021	(1)
USD467	CNH3,040	Bank of New York Mellon	8/24/2021	(2)
AUD20,080	USD14,746	UBS AG	8/24/2021	(8)
USD14,436	AUD19,700	UBS AG	8/24/2021	(23)
USD7,359	MXN148,930	Citibank	8/24/2021	(97)
USD22,063	NZD32,010	HSBC Bank	8/24/2021	(237)
JPY12,743,145	USD115,738	Citibank	8/25/2021	443
JPY2,756,780	USD25,174	Citibank	8/25/2021	(40)
CZK44,185	USD2,033	Goldman Sachs	8/30/2021	21
CAD2,410	USD1,914	UBS AG	8/30/2021	17
SEK73,900	USD8,570	Citibank	8/30/2021	17
USD1,076	CAD1,350	Standard Chartered Bank	8/30/2021	(6)
GBP43,640	USD60,602	Goldman Sachs	9/9/2021	64
GBP2,910	USD4,065	Morgan Stanley	9/9/2021	(19)
PLN127,070	USD33,037	Bank of America	9/9/2021	(48)
USD65,809	GBP47,590	HSBC Bank	9/9/2021	(348)
USD62,042	EUR51,100	Standard Chartered Bank	9/20/2021	1,360
USD2,793	EUR2,300	Standard Chartered Bank	9/20/2021	61
BRL4,000	USD777	Goldman Sachs	10/1/2021	(15)
BRL165,000	USD32,503	Citibank	10/1/2021	(1,094)
USD65,858	BRL363,000	JPMorgan Chase	10/1/2021	(3,242)
GBP24,690	USD34,490	Morgan Stanley	11/3/2021	(163)
American Funds Global Balanced Fund — Page 18 of 23

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2021 (000)
Purchases (000)	Sales (000)
USD30,616	BRL162,000	Citibank	6/15/2022	$1,161
USD699	BRL3,750	Goldman Sachs	6/15/2022	17
				$141
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 7/31/2021 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 7/31/2021 (000)
0.3653%	3-month USD-LIBOR	3/5/2024	$82,280	$(40)	$—	$(40)
(0.4545)%	6-month EURIBOR	4/1/2024	€222,110	98	—	98
U.S. EFFR	0.10875%	7/6/2025	$28,800	416	—	416
U.S. EFFR	0.0995%	7/9/2025	14,400	214	—	214
U.S. EFFR	0.105%	7/9/2025	14,400	211	—	211
U.S. EFFR	0.099%	7/10/2025	35,500	529	—	529
3-month SEK-STIBOR	0.175%	2/9/2026	SKr282,300	22	—	22
3-month SEK-STIBOR	0.179%	2/9/2026	141,100	8	—	8
3-month SEK-STIBOR	0.185%	2/11/2026	141,600	4	—	4
3-month SEK-STIBOR	0.189%	2/11/2026	141,600	1	—	1
6.14%	28-day MXN-TIIE	6/8/2026	MXN167,100	(92)	—	(92)
6.115%	28-day MXN-TIIE	6/8/2026	167,100	(101)	—	(101)
6.12%	28-day MXN-TIIE	6/8/2026	252,400	(150)	—	(150)
6.13%	28-day MXN-TIIE	6/8/2026	586,500	(335)	—	(335)
6.16%	28-day MXN-TIIE	6/9/2026	334,200	(170)	—	(170)
6.15%	28-day MXN-TIIE	6/9/2026	334,100	(177)	—	(177)
6.23%	28-day MXN-TIIE	6/10/2026	170,800	(61)	—	(61)
6.195%	28-day MXN-TIIE	6/10/2026	170,800	(74)	—	(74)
6.36%	28-day MXN-TIIE	6/12/2026	148,120	(12)	—	(12)
6.633%	28-day MXN-TIIE	6/25/2026	565,700	282	—	282
6.58%	28-day MXN-TIIE	6/25/2026	716,200	275	—	275
6.6175%	28-day MXN-TIIE	6/25/2026	543,800	253	—	253
6.64%	28-day MXN-TIIE	6/25/2026	205,100	105	—	105
6.585%	28-day MXN-TIIE	6/25/2026	166,800	66	—	66
6.59%	28-day MXN-TIIE	6/25/2026	126,900	51	—	51
6.605%	28-day MXN-TIIE	7/6/2026	466,325	202	—	202
3-month USD-LIBOR	1.4822%	3/5/2031	$29,680	(668)	—	(668)
6-month EURIBOR	0.5092%	4/1/2051	€23,580	(2,021)	—	(2,021)
					$—	$(1,164)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 7/31/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 7/31/2021 (000)
CDX.NA.IG.36	1.00%/Quarterly	6/20/2026	$98,710	$(2,379)	$(2,279)	$(100)
ITRXEUR.IG.35	1.00%/Quarterly	6/20/2026	78,700	(2,452)	(2,192)	(260)
					$(4,471)	$(360)
American Funds Global Balanced Fund — Page 19 of 23

unaudited
Investments in affiliates10

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)
Short-term securities 3.95%
Money market investments 3.95%
Capital Group Central Cash Fund 0.05%[9]	$884,105	$4,484,998	$4,374,768	$(77)	$31	$994,289	$863
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.05%[9,11]	—	378[15]				378	—[16]
Total short-term securities						994,667
Total 3.95%				$(77)	$31	$994,667	$863
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $781,000, which represented less than 0.01% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $311,882,000, which represented 1.24% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $36,708,000, which represented .15% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 7/31/2021.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[11]	Security purchased with cash collateral from securities on loan.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
[14]	Amount less than one thousand.
[15]	Represents net activity.
[16]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Global Balanced Fund — Page 20 of 23

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $2,454,971,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $2,073,231,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $597,767,000 and $127,798,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Global Balanced Fund — Page 21 of 23

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,758,482	$—	$—	$2,758,482
Financials	2,583,747	—	—	2,583,747
Communication services	2,429,754	—	—	2,429,754
Health care	2,232,151	—	—	2,232,151
Consumer discretionary	1,299,023	—	—	1,299,023
Materials	1,257,009	—	—	1,257,009
Industrials	1,204,285	—	—	1,204,285
Utilities	959,715	—	—	959,715
Consumer staples	946,626	—	—	946,626
Energy	738,203	—	—	738,203
Real estate	620,649	—	—	620,649
Preferred securities	4,396	—	—	4,396
Convertible stocks	28,046	—	—	28,046
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,525,742	—	3,525,742
U.S. Treasury bonds & notes	—	1,774,243	—	1,774,243
Corporate bonds, notes & loans	—	1,398,818	—	1,398,818
Mortgage-backed obligations	—	288,496	—	288,496
Municipals	—	10,106	—	10,106
Short-term securities	995,086	46,949	—	1,042,035
Total	$18,057,172	$7,044,354	$—	$25,101,526
American Funds Global Balanced Fund — Page 22 of 23

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,234	$—	$—	$2,234
Unrealized appreciation on open forward currency contracts	—	8,034	—	8,034
Unrealized appreciation on interest rate swaps	—	2,737	—	2,737
Liabilities:
Unrealized depreciation on futures contracts	(7,602)	—	—	(7,602)
Unrealized depreciation on open forward currency contracts	—	(7,893)	—	(7,893)
Unrealized depreciation on interest rate swaps	—	(3,901)	—	(3,901)
Unrealized depreciation on credit default swaps	—	(360)	—	(360)
Total	$(5,368)	$(1,383)	$—	$(6,751)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts	LIBOR = London Interbank Offered Rate
AUD/A$ = Australian dollars	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NOK/NKr = Norwegian kroner
CNH/CNY = Chinese yuan renminbi	NZD = New Zealand dollars
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	Ref. = Refunding
DKK/DKr = Danish kroner	Rev. = Revenue
EFFR = Effective Federal Funds Rate	RUB = Russian rubles
EGP = Egyptian pounds	SEK/SKr = Swedish kronor
EUR/€ = Euros	SOFR = Secured Overnight Financing Rate
EURIBOR = Euro Interbank Offered Rate	STIBOR = Stockholm Interbank Offered Rate
GBP/£ = British pounds	TBA = To-be-announced
IDR = Indonesian rupiah	TIIE = Equilibrium Interbank Interest Rate
INR = Indian rupees	UAH = Ukrainian hryvnia
JPY/¥ = Japanese yen	USD/$ = U.S. dollars
KRW = South Korean won
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-037-0921O-S85382	American Funds Global Balanced Fund — Page 23 of 23